Project debt, Movement in project debt and Significant foreign currency denominated debts (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Project Debt [Abstract]
Project debt	$ 4,852,348	$ 5,091,114	$ 5,475,208
Euro [Member]
Project Debt [Abstract]
Project debt	1,882,618	2,049,892
Algerian Dinar [Member]
Project Debt [Abstract]
Project debt	24,331	29,545
South African Rand [Member]
Project Debt [Abstract]
Project debt	384,313	384,915
All Foreign Currencies [Member]
Project Debt [Abstract]
Project debt	$ 2,291,262	$ 2,464,352